Deferred Credits and Other Noncurrent Liabilities - Summary of Changes to Provision for Asset Retirement Obligations (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Subclassifications Of Assets Liabilities And Equities [Abstract]
Provision for asset retirement obligations at beginning of the year	₱ 2,000	₱ 1,767
Capitalized to ROU assets during the year	239	205
Accretion expenses	65	61
Change in assumptions	(62)	(22)
Revaluation due to change in IBR	(102)	39
Gain on settlement of asset retirement obligation		(50)
Settlement of obligations and others	(19)
Provision for asset retirement obligations at end of the year	₱ 2,121	₱ 2,000